INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of December 31,
	2013	2014

Core technology	$496	$596
Complete technology	73	73
Contract backlogs	336	336
Customer relationship	1,188	1,553
Digital watermarking technology	990	990
Image tracing technology	410	410

	3,493	3,958
Less: accumulated amortization
Core technology	(490)	(502)
Complete technology	(73)	(73)
Contract backlogs	(336)	(336)
Customer relationship	(1,188)	(1,207)
Digital watermarking technology	(990)	(990)
Image tracing technology	(119)	(119)

	(3,196)	(3,227)
Less: impairment loss of image tracing technology	(291)	(291)

	$6	$440

The Group recorded amortization expense of $253, $195 and $44 for the years ended December 31, 2012, 2013 and 2014, respectively. Estimated amortization expenses of the existing intangible assets for the years ending December 31, 2015, 2016, 2017, 2018 and 2019 and after are $76, $76, $58, $39 and $191, respectively.